Transactions with Morningstar Foods, LLC ("Morningstar") - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Morningstar [Member]	Dec. 31, 2013 Morningstar [Member]	Jun. 30, 2013 Morningstar [Member] Transitional Sales Agreements [Member]	Dec. 31, 2013 Morningstar [Member] Transitional Sales Agreements [Member]	Jun. 30, 2013 Morningstar [Member] Transitional Sales Agreements [Member] Other Non-Core Products [Member]	Dec. 31, 2013 Morningstar [Member] Transitional Sales Agreements [Member] Other Non-Core Products [Member]	Mar. 31, 2013 Morningstar [Member] Transitional Sales Agreements [Member] Maximum [Member]	Dec. 31, 2013 Morningstar [Member] Transitional Sales Agreements [Member] Maximum [Member]
Related Party Transaction [Line Items]
Proceeds from sale of fixed assets			$ 122,000	$ 61,956,000	$ 92,352,000	$ 1,490,000	$ 710,000	$ 60,000,000	$ 60,000,000
Transitional sales fees		0		1,837,000	1,513,000	4,551,000	0			1,800,000	1,500,000
Transitional sales agreement term														9 months	9 months
Net fees remitted to Morningstar												$ 700,000	$ 700,000